Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Schedule of carrying value of the property, plant and equipment

			Demonstration	Aqualung
			plant (formerly	Carbon
	Leasehold	Furniture	Pilot plant)	Capture
Cost	improvements	and fixtures	(Note 7)	pilot plant	Land	Total
	$	$	$	$	$	$
June 30, 2022	—	—	26,649	—	—	26,649
Additions	187	12	—	1,778	—	1,977
June 30, 2023	187	12	26,649	1,778	—	28,626
Additions	—	69	—	68	939	1,076
Effect of foreign exchange translation	—	—	25	57	7	89
Deconsolidation	—	—	—	—	(946)	(946)
June 30, 2024	187	81	26,674	1,903	—	28,845

Accumulated amortisation
June 30, 2022	—	—	(25,664)	—	—	(25,664)
Amortisation	(6)	(1)	(207)	—	—	(214)
Effect of foreign exchange translation	—	—	17	—	—	17
June 30, 2023	(6)	(1)	(25,854)	—	—	(25,861)
Amortisation	(52)	(11)	—	(844)	—	(907)
Effect of foreign exchange translation	—	—	1	(8)	—	(7)
June 30, 2024	(58)	(12)	(25,853)	(852)	—	(26,775)

Net book value
June 30, 2022	—	—	985	—	—	985
June 30, 2023	181	11	795	1,778	—	2,765
June 30, 2024	129	69	821	1,051	—	2,070